Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
10.	Intangible assets

	Goodwill	Patents, trademarks and licences	Client lists	Total
	£	£	£	£
Cost
At 1 January 2022	33,914,523	524,848	30,238,028	64,677,399
Additions	—	—	40,000,000	40,000,000
Translation gains/(losses)	561,187	—	1,146,275	1,707,462

At 30 September 2022	34,475,710	524,848	71,384,303	106,384,861

Amortisation
At 1 January 2022	19,074,971	524,848	11,435,493	31,035,312
Charge for the period	2,617,635	—	3,217,301	5,834,936

At 30 September 2022	21,692,606	524,848	14,652,794	36,870,248

Carrying amount
At 30 September 2022	12,783,104	—	56,731,509	69,514,613

At 31 December 2021	14,839,552	—	18,802,535	33,642,087

On 11 July 2022, a subsidiary of Alvarium, LXI REIT Advisors Limited, acquired the rights to manage Secure Income REIT plc, by purchasing the existing shares of Prestbury Investment Partners Limited, for
£40 million, through an intermediary. The acquisition was financed via a loan from Alvarium shareholders. This acquisition has been treated as an asset acquisition for accounting and reporting purposes and has resulted in the recognition of a £40m intangible asset for the customer relationship with Secure Income REIT plc, as disclosed above. This transaction has been treated as an asset acquisition because Prestbury Investment Partners Limited is not deemed to be a business for the purposes of this transaction, it is an entity which has been fully absorbed into LXI REIT Advisors Limited. Additionally, the Group has not acquired employees or processes from Prestbury Investment Partners Limited.
The acquisition is treated as a
non-cash
transaction for the purposes of the Statement of Cash Flows as the transaction comprised an acquisition of assets by assuming directly related liabilities. The transaction was physically settled by loan finance proceeds provided directly to Prestbury Investment Partners Limited by Alvarium shareholders.
This intangible asset is being amortised over the life of the contract, which is 6 years from acquisition.

11.	Intangible assets

	Goodwill	Patents, trademarks and licences	Client lists	Total
	£	£	£	£
Cost
At 1 January 2021	34,163,414	524,848	30,287,194	64,975,456
Additions	—	—	—	—
Translation gains/(losses)	(248,891)	—	(49,166)	(298,057)

At 31 December 2021	33,914,523	524,848	30,238,028	64,677,399

Amortisation
At 1 January 2021	15,645,101	524,848	9,141,621	25,311,570
Charge for the year	3,429,870	—	2,293,872	5,723,742

At 31 December 2021	19,074,971	524,848	11,435,493	31,035,312

Carrying amount
At 31 December 2021	14,839,552	—	18,802,535	33,642,087

At 31 December 2020	18,518,313	—	21,145,573	39,663,886

	Goodwill	Patents, trademarks and licences	Client lists	Total
	£	£	£	£
Cost
At 1 January 2020	33,447,865	524,848	30,152,831	64,125,544
Additions	—	—	—	—
Disposals	(37,645)	—	—	(37,645)
Acquisitions through business combinations	453,488	—	—	453,488
Translation gains/(losses)	299,706	—	134,363	434,069

At 31 December 2020	34,163,414	524,848	30,287,194	64,975,456

Amortisation
At 1 January 2020	12,156,274	524,848	6,806,748	19,487,870
Charge for the year	3,488,827	—	2,334,873	5,823,700

At 31 December 2020	15,645,101	524,848	9,141,621	25,311,570

Carrying amount
At 31 December 2020	18,518,313	—	21,145,573	39,663,886

At 31 December 2019	21,291,591	—	23,346,083	44,637,674